united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 11/30

Date of reporting period: 05/31/22

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form dis17 plays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Auer Growth Fund

Semi-Annual Report

May 31, 2022

Fund Adviser:
SBAuer Funds, LLC
8801 River Crossing Blvd, Suite 100
Indianapolis, IN 46240
Toll Free (888) 711-AUER (2837)
www.auergrowthfund.com

Investment Results (Unaudited)

Average Annual Total Returns*

as of May 31, 2022

	Six Months	One Year	Five Year	Ten Year
Auer Growth Fund	23.01%	22.79%	13.38%	9.73%
S&P 500® Index(a)	(8.85)%	(0.30)%	13.38%	14.40%

Total annual operating expenses, as disclosed in the Auer Growth Fund (the “Fund”) prospectus dated March 30, 2022, were 2.37% of average daily net assets. Additional information pertaining to the Fund’s expense ratios as of May 31, 2022 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 711-2837.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than 1 year are not annualized.

(a)	The S&P 500® Index (the “Index”) is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Individuals cannot invest directly in the Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (888) 711-2837.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

Auer Growth Fund Holdings as of May 31, 2022*

*	As a percentage of net assets.

The investment objective of the Fund is long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets, and bulletin boards that SBAuer Funds, LLC (the “Adviser”) believes present the most favorable potential for capital appreciation.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov and on the Fund’s website at https://www.auergrowthfund.com.

Auer Growth Fund
Schedule of Investments
May 31, 2022 - (Unaudited)

COMMON STOCKS — 96.35%	Shares	Fair Value
Consumer Discretionary — 10.85%
Century Communities, Inc.	1,800	$97,866
D.R. Horton, Inc.	7,200	541,080
Escalade, Inc.	10,500	140,595
Forestar Group, Inc.(a)	4,700	77,926
KB Home	5,600	193,144
Landesa Home Corp.(a)	32,000	229,760
Lithia Motors, Inc., A	800	243,576
M.D.C. Holdings, Inc.	8,424	321,628
PulteGroup, Inc.	9,400	425,444
Rave Restaurant Group, Inc.(a)	115,000	103,742
Skyline Champion Corp.(a)	6,000	318,780
Steven Madden Ltd.	3,700	137,566
Toll Brothers, Inc.	4,000	201,880
Vista Outdoor, Inc.(a)	6,800	262,072
Winnebago Industries, Inc.	5,200	257,140
		3,552,199
Consumer Staples — 0.46%
Pilgrim’s Pride Corp.(a)	4,500	149,940

Energy — 20.80%
Continental Resources, Inc.	12,000	816,840
Coterra Energy, Inc.	23,000	789,590
Devon Energy Corp.	3,000	224,700
Diamondback Energy, Inc.	6,000	912,120
Epsilon Energy Ltd.(a)	80,000	558,400
EQT Corp.	24,500	1,169,140
Matador Resources Co.	6,300	383,670
Murphy Oil Corp.	17,200	729,624
NexTier Oilfield Solutions,Inc.(a)	13,500	147,150
Occidental Petroleum Corp.	5,600	388,136
PDC Energy, Inc.	2,100	166,194
PHX Minerals, Inc.	90,000	315,000
SM Energy Co.	4,400	212,388
		6,812,952
Financials — 6.22%
AmeriServ Financial, Inc.	28,500	113,430
Baycom Corp.	6,700	155,239
Carter Bankshares, Inc.(a)	8,500	125,715
CrossFirst Bankshares, Inc.(a)	8,500	114,155
First US Bancshares, Inc.	11,500	124,775
Hope Bancorp, Inc.	9,300	135,594
Investar Holding Corp.	7,500	165,750
LendingClub Corp.(a)	16,500	259,380
Luther Burbank Corp.	9,200	125,488
OP Bancorp	12,000	147,960
OptimumBank Holdings, Inc.(a)	40,000	172,000
SEI Investments Co.	2,400	140,232

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)

COMMON STOCKS — 96.35%	Shares	Fair Value
Financials — 6.22% - (continued)
The Bank of Princeton	4,000	$118,640
Washington Federal, Inc.	4,300	139,535
		2,037,893
Health Care — 2.10%
Catalyst Pharmaceuticals, Inc.(a)	43,000	309,600
Dynavax Technologies Corp.(a)	32,000	379,520
		689,120
Industrials — 20.36%
ArcBest Corp.	8,000	605,040
Costamare, Inc.	18,500	263,070
Covenant Transportation Group, Inc.	13,500	306,045
Cross Country Healthcare, Inc.(a)	32,000	564,800
Euroseas Ltd.(a)	10,300	337,634
GEE Group Inc.(a)	220,000	127,952
Golden Ocean Group Ltd.	20,500	302,580
Heritage-Crystal Clean, Inc.(a)	3,600	99,252
Insteel Industries, Inc.	7,500	310,575
Knight-Swift Transportation Holdings, Inc.	5,300	257,792
Matson, Inc.	3,100	278,628
Mueller Industries, Inc.	2,600	140,010
PAM Transportation Services, Inc.(a)	4,400	122,540
Pangaea Logistics Solutions Ltd.	47,000	315,370
Perma-Pipe International Holdings, Inc.(a)	12,500	146,625
Resources Connection, Inc.	14,000	258,580
Schneider National, Inc., Class B(a)	10,000	241,400
Sypris Solutions, Inc.(a)	72,000	155,520
Titan International, Inc.(a)	19,000	345,990
Triton International Ltd.	4,000	255,080
TrueBlue, Inc.(a)	11,000	242,220
VSE Corp.(a)	4,000	155,440
Wabash National Corp.(a)	39,000	598,650
Werner Enterprises, Inc.	5,800	235,306
		6,666,099
Materials — 19.37%
Avino Silver & Gold Mines(a)	230,000	160,563
Cleveland-Cliffs, Inc. (a)	13,000	301,340
Commercial Metals Co.	7,200	286,056
Dow, Inc.	1,900	129,162
Encore Wire Corp.	6,000	750,120
Freeport-McMoRan, Inc.	6,200	242,296
Gold Resource Corp.(a)	155,000	271,250
Huntsman Corp.	4,500	163,125
LyondellBasell Industries NV, Class A	4,500	514,125
Mercer International, Inc.	9,000	132,930
Mosaic Co. (The)	4,800	300,720
Nucor Corp.	4,400	582,824

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)

COMMON STOCKS — 96.35%	Shares	Fair Value
Materials — 19.37% - (continued)
Nutrien Ltd.	3,300	$320,727
Olin Corp.	4,100	269,739
Ramaco Resources, Inc.	38,000	515,660
Ryerson Holding Corp.(a)	3,800	114,532
Sonoco Products Co.	4,500	263,115
Steel Dynamics, Inc.	4,300	367,134
Teck Resources Ltd., Class B	6,500	270,010
UFP Industries, Inc.	3,300	254,760
United States Steel Corp.	5,300	132,871
		6,343,059
Technology — 16.19%
Amkor Technology, Inc.	11,500	235,060
Amtech Systems, Inc.(a)	25,000	225,250
Avnet, Inc.	6,100	295,545
Bel Fuse, Inc., Class B(a)	8,500	136,935
Himax Technologies, Inc. - ADR	52,000	495,040
International Money Express, Inc.(a)	7,000	144,340
Micron Technology, Inc.	6,500	479,960
ON Semiconductor Corp.(a)	11,000	667,480
Photronics, Inc.(a)	32,500	706,550
SigmaTron International, Inc.(a)	15,500	107,260
Silicon Motion Technology Corp. - ADR	3,100	279,961
SMART Global Holdings, Inc.(a)	10,000	246,500
Super Micro Computer, Inc.(a)	5,800	290,348
TSR, Inc.(a)	13,000	96,850
Ultra Clean Holdings, Inc.(a)	13,000	436,280
United Microelectronics Corp. - ADR	30,000	264,300
Valero Energy Corp.	1,500	194,400
		5,302,059
Total Common Stocks (Cost $28,703,993)		31,553,321
MONEY MARKET FUNDS — 4.47%
Fidelity Investments Money Market Government Portfolio - Class I, 0.60%(b)	1,462,739	1,462,739
Total Money Market Funds (Cost $1,462,739)		1,462,739

Total Investments — 100.82%
(Cost $30,166,732)		33,016,060
Liabilities in Excess of Other Assets — (0.82)%		(267,583)

NET ASSETS — 100.00%		$32,748,477

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2022.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Statement of Assets and Liabilities
May 31, 2022 - (Unaudited)

Assets
Investments in securities at fair value (cost $30,166,732)	$33,016,060
Receivable for fund shares sold	262,541
Receivable for investments sold	467,715
Dividends receivable	41,271
Prepaid expenses	6,916
Total Assets	33,794,503

Liabilities
Payable for fund shares redeemed	8,129
Payable for investments purchased	980,162
Payable to Adviser	37,417
Payable to affiliates	8,778
Other accrued expenses	11,540
Total Liabilities	1,046,026
Net Assets	$32,748,477

Net Assets consist of:
Paid-in capital	$29,721,693
Accumulated earnings	3,026,784
Net Assets	$32,748,477

Shares outstanding (unlimited number of shares authorized, no par value)	2,355,654
Net asset value, offering and redemption price per share (a)	$13.90

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Statement of Operations
For the Six Months ended May 31, 2022 - (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $1,229)	$239,120
Total investment income	239,120

Expenses
Adviser	201,572
Fund accounting	16,743
Administration	15,483
Legal	10,844
Audit and tax preparation	9,759
Transfer agent	9,289
Trustee	7,434
Compliance services	5,984
Registration	5,473
Report printing	3,729
Custodian	2,097
Insurance	1,294
Pricing	1,054
Miscellaneous	14,580
Total expenses	305,335
Net investment loss	(66,215)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	4,261,834
Net realized gain on foreign currency translations	23
Net change in unrealized appreciation of investment securities	1,310,286
Net realized and change in unrealized gain on investments	5,572,143
Net increase in net assets resulting from operations	$5,505,928

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Statements of Changes in Net Assets

		For the
	For the Six	Year Ended
	Months Ended	November 30,
	May 31, 2022	2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(66,215)	$(175,426)
Net realized gain on investment securities and foreign currency translations	4,261,857	6,995,542
Net change in unrealized appreciation of investment securities	1,310,286	247,993
Net increase in net assets resulting from operations	5,505,928	7,068,109

Capital Transactions
Proceeds from shares sold	5,413,852	229,369
Proceeds from redemption fees(a)	37	—
Amount paid for shares redeemed	(2,009,406)	(1,893,634)
Net increase (decrease) in net assets resulting from capital transactions	3,404,483	(1,664,265)
Total Increase in Net Assets	8,910,411	5,403,844

Net Assets
Beginning of period	23,838,066	18,434,222
End of period	$32,748,477	$23,838,066

Share Transactions
Shares sold	404,414	20,865
Shares redeemed	(159,028)	(185,065)
Net increase (decrease) in shares outstanding	245,386	(164,200)

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Financial Highlights
(For a share outstanding during each period)

	For the Six		For the Years Ended November 30,
	Months
	Ended
	May31,2022
	(Unaudited)		2021	2020	2019	2018	2017
Selected Per Share Data:
Net asset value, beginning of period	$11.30		$8.10	$8.12	$7.85	$8.89	$6.84
Income from investment operations:
Net investment loss	(0.02)		(0.08)	(0.02)	(0.06)	(0.07)	—(a)
Net realized and unrealized gain (loss)	2.62		3.28	—(a)(b)	0.33	(0.97)	2.05
Total from investment operations	2.60		3.20	(0.02)	0.27	(1.04)	2.05
Paid in capital from redemption fees	—(a)		—	—	—	—(a)	—(a)
Net asset value, end of period	$13.90		$11.30	$8.10	$8.12	$7.85	$8.89
Total Return(c)	23.01	% (d)	39.51%	(0.25)%	3.44%	(11.70)%	29.97%
Ratios and Supplemental Data:
Net assets, end of period (000omitted)	$32,748		$23,838	$18,434	$23,963	$25,807	$31,023
Ratio of expenses to average net assets	2.27	% (e)	2.37%	2.56%	2.31%	2.15%	2.29%
Ratio of net investment income (loss) to average net assets	(0.49	)% (e)	(0.76)%	(0.09)%	(0.64)%	(0.74)%	0.09%
Portfolio turnover rate	73	% (d)	150%	169%	210%	172%	191%

(a)	Rounds to less than $0.005 per share.

(b)	Realized and unrealized gains and losses in the caption are balancing amounts necessary to reconcile the change in net in net asset value for the period and may not reconcile with the Statement of Operations due to share transactions for the period.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Notes to the Financial Statements
May 31, 2022 - (Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Fund is long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is SBAuer Funds, LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2022, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three years tax year ends

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2022 - (Unaudited)

and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2022 - (Unaudited)

and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Redemption Fees – The Fund charges a 1.00% redemption fee for shares redeemed within 7 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2022 - (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$31,553,321	$—	$—	$31,553,321
Money Market Funds	1,462,739	—	—	1,462,739
Total	$33,016,060	$—	$—	$33,016,060

(a)	Refer to Schedule of Investments for sector classifications.

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2022 - (Unaudited)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average daily net assets. For the six months ended May 31, 2022, the Adviser earned a fee of $201,572 from the Fund. At May 31, 2022, the Fund owed the Adviser $37,417 for management services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,785 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $3,235 per fund from the Trust, and the Independent Chairman of the Board receives $3,435 per fund from the Trust. Independent Trustees also receive $1,000 for attending any special meeting that requires an in person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2022 - (Unaudited)

special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time upon 60 days notice to shareholders.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2022, purchases and sales of investment securities, other than short-term investments, were $21,642,570 and $19,474,150, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2022.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At May 31, 2022, Bryan L. Auer and Janet Auer, who are married, and Bryan P. Auer owned 59.18% of the Fund. As a result, Bryan L. Auer, Janet Auer, and Bryan P. Auer each may be deemed to control the Fund. Bryan L. Auer and Bryan P. Auer are affiliates of the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$4,050,605
Gross unrealized depreciation	(1,201,343)
Net unrealized appreciation/(depreciation) on investments	$2,849,262
Tax cost of investments	$30,166,798

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2022 - (Unaudited)

At November 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(4,018,120)
Unrealized appreciation on investments	1,538,976
Total accumulated deficit	$(2,479,144)

As of November 30, 2021, the Fund had long-term capital loss carryforwards of $3,861,191. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of May 31, 2022, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the flowing fiscal year for tax purposes. For the year ended November 30, 2021, the Fund deferred $156,928 of late year ordinary losses.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 through May 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	December 1,	May 31,	During	Expense
	2021	2022	Period(a)	Ratio
Actual	$1,000.00	$1,230.10	$12.61	2.27%
Hypothetical(b)	$1,000.00	$1,013.62	$11.39	2.27%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Privacy Notice

Rev. January 2020

FACTS	WHAT DOES AUER GROWTH FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (888) 711-2837

Who we are
Who is providing this notice?	Auer Growth Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes — information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ SBAuer Funds, LLC., the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (888) 711-2837 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES
Daniel J. Condon, Chairman
David R. Carson
Kenneth G.Y. Grant
Gary E. Hippenstiel
Stephen A. Little
Ronald C. Tritschler

OFFICERS
Martin R. Dean, President
Gweneth K. Gosselink,
    Chief Compliance Officer Cincinnati, OH 45202
Zachary P. Richmond,
    Treasurer and Chief Financial Officer
Lynn E. Wood, Assistant Chief
    Compliance Officer

INVESTMENT ADVISER
SBAuer Funds, LLC
8801 River Crossing Blvd, Suite 100
Indianapolis, IN 46240

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
151 N Franklin Street, Suite 575
Chicago, IL 60606

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 20th Floor

Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
41 South High Street
Columbus, OH 43215

ADMINISTRATOR, TRANSFER
AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

AUER-SAR-22

(b)	Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By /s/ Martin R. Dean

Martin R. Dean, President

Date 8/3/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Martin R. Dean

Martin R. Dean, President

Date 8/3/2022

By /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date 8/3/2022